Debt - Schedule of Debt (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Revolving credit facility	$ 60,000		$ 26,000
Long-term debt:
Long-term debt, total	1,156,193	$ 1,064,917	662,987
Current portion of long-term debt	8,125	5,275	4,220
Long-term debt	1,148,068	1,059,642	658,767
10 1/2% Senior Notes, due 2020 [Member]
Long-term debt:
Long-term debt, total	159,365	651,548	245,971
Term Loan, due 2022 [Member] | Credit Facility [Member]
Long-term debt:
Long-term debt, total	646,828	$ 413,369	$ 417,016
6 1/8% Senior Notes, due 2023 [Member]
Long-term debt:
Long-term debt, total	$ 350,000